Stock-Based Compensation - Schedule of Unvested Restricted Stock Units Roll Forward (Details) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended
	Mar. 27, 2014 CBS Corp. Equity and Incentive Plan Restricted Stock Units (RSUs)	Dec. 31, 2013 CBS Corp. Equity and Incentive Plan Restricted Stock Units (RSUs)	Mar. 31, 2014 CBS Corp. Equity and Incentive Plan Restricted Stock Units (RSUs)		Mar. 31, 2014 Omnibus Stock Incentive Plan Restricted Stock Units (RSUs)	Mar. 27, 2014 Omnibus Stock Incentive Plan Restricted Stock Units (RSUs)	Mar. 31, 2014 Omnibus Stock Incentive Plan Performance Restricted Stock Units (PRSUs)	Mar. 31, 2014 Omnibus Stock Incentive Plan RSUs and PRSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, Non-Vested, Beginning Balance (per share)	$ 32.09	$ 19.65	$ 33.16	[1]				$ 22.60
Weighted Average Grant Date Fair Value, Grants in Period (per share)	$ 34.66	$ 47.26			$ 28.26		$ 28.95
Weighted Average Grant Date Fair Value, Vested (per share)	$ 22.51	$ 17.43
Weighted Average Grant Date Fair Value, Forfeited (per share)	$ 37.67	$ 31.06
Weighted Average Grant Date Fair Value, Non-Vested, Ending Balance (per share)	$ 36.80	$ 32.09	$ 33.16	[1]				$ 22.60
Weighted Average Grant Date Fair Value, Non-Vested, Converted Awards (per share)	$ 37.77					$ 17.24
RSUs and PRSUs, Nonvested, Number of Shares
Non-vested RSUs, beginning balance	472,490	665,282	67,561					1,074,152
Employee transfers and grants	11,875	190,484			361,861		151,270
Vested	(157,723)	(366,273)
Forfeited	(2,909)	(17,003)
Non-vested Outdoor RSUs converted from CBS RSUs						561,021
Non-vested RSUs, ending balance	323,733	472,490	67,561					1,074,152
Nonvested CBS RSUs converted to Outdoor RSUs	(256,172)
CBS RSU's not converted	67,561 [1]

[1]	Reflects RSUs which vested in April 2014.